Costs and expenses (Tables)	12 Months Ended
Dec. 31, 2021
Text Block [Abstract]
Summary of Operating Costs And Expenses By Nature
The operating costs and expenses by nature are as follows:

	December 31, 2021	December 31, 2020	December 31, 2019
Personnel (i)	109,368	46,280	29,638
IT Outsourcing, software, and hosting expenses (ii)	37,860	24,783	10,623
Marketing and events (iii)	8,649	3,861	5,940
Outsourced services (iv)	23,493	10,383	8,634
Traveling	2,224	1,071	3,076
Depreciation and amortization	4,072	2,400	2,526
Facilities	2,211	1,570	1,684
Expected credit losses	887	972	552
Other	2,938	837	463

Total	191,702	92,157	63,136

	December 31, 2021	December 31, 2020	December 31, 2019
Subscription cost	38,380	27,801	15,843
Services cost	11,212	7,050	4,404
General and administrative	31,889	13,961	10,692
Sales and marketing	63,521	23,844	20,174
Research and development	45,186	19,039	12,688
Other income (losses)	1,514	462	(665)

Total	191,702	92,157	63,136

(i)
This amount refers to personnel compensation (such as wages and benefits) and share-based compensation (refer to note 25 for additional details on share-based compensation). The increase in the personnel costs and expenses is related to the growth of the number of employees and the increase of share-based expenses. The total share-based expense in 2021 was US$ 19,585 (2020: US$ 3,296). The Group also has a new share-based compensation in Loja Integrada established on April of 2021, a wholly owned subsidiary of VTEX, with an amount of expenses of US$ 728.

(ii)	The increase in IT outsourcing, software, and Hosting expenses refers mainly to hosting and cloud vendors due to the increase of the Group’s operation.
(iii)	The increase in marketing and events expenses refers mainly to marketing campaigns for the Group’s operation expansion.
(iv)	The increase in outsourced services is mainly related to the IPO, acquisitions and other consulting expenses.